Note 7 - Warrants	9 Months Ended
Sep. 30, 2013
Warrants [Abstract]
Warrants [Text Block]

7. Warrants

At September 30, 2013, the Company had 13,066,667 warrants outstanding. Each warrant entitles the registered holder to purchase one share of common stock at an exercise price of $11.50 per share.

Public Warrants

Each Warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment as discussed below, and are currently exercisable, provided that there is an effective registration statement under the Securities Act covering the underlying shares and a current prospectus relating to them is available.

The Warrants issued as part of the Offering expire on April 8, 2018 or earlier upon redemption or liquidation. The Company may call Warrants for redemption:

●	in whole and not in part;

●	at an exercise price of $0.01 per Warrant;

●	upon not less than 30 days’ prior written notice of redemption, or the 30-day redemption period, to each Warrant holder; and

●

if, and only if, the last sale price of the Company’s common stock equals or exceeds $17.50 per share for any 20 trading days within a 30-day trading period ending on the third business day before the Company sends notice of redemption to the Warrant holders.

If the Company calls the Public Warrants for redemption as described above, it will have the option to require any holder of Warrants that wishes to exercise his, her or its Warrant to do so on a “cashless basis”. If the Company takes advantage of this option, all holders of Public Warrants would pay the exercise price by surrendering his, her or its Warrants for that number of shares of our common stock equal to, but in no case less than $10.00, the quotient obtained by dividing (x) the product of the number of shares of the Company’s common stock underlying the Warrants, multiplied by the difference between the exercise price of the Warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Company’s common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Warrants. If the Company takes advantage of this option, the notice of redemption will contain the information necessary to calculate the number of shares of common stock to be received upon exercise of the Warrants, including the “fair market value” in such case. Requiring a cashless exercise in this manner will reduce the number of shares to be issued and thereby lessen the dilutive effect of a Warrant redemption. If the Company calls the Warrants for redemption and the Company’s management does not take advantage of this option, the Sponsor and its permitted transferees would still be entitled to exercise their Sponsor Warrants for cash or on a cashless basis using the same formula described above that holders of Public Warrants would have been required to use had all Warrant holders been required to exercise their Warrants on a cashless basis, as described in more detail below.

The exercise price, the redemption price and number of shares of common stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, stock split, extraordinary dividend, or recapitalization, reorganization, merger or consolidation. However, the exercise price and number of Common Shares issuable on exercise of the Warrants will not be adjusted for issuances of common stock at a price below the Warrant exercise price.

The Public Warrants were issued in registered form under a Warrant Agreement between the Company’s transfer agent (in such capacity, the “Warrant Agent”), and the Company (the “Warrant Agreement”). The Warrants may be exercised upon surrender of the Warrant certificate on or prior to the expiration date at the offices of the Warrant Agent, with the exercise form on the reverse side of the Warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price (or on a cashless basis, if applicable), by certified or official bank check payable to the Company for the number of Warrants being exercised. The Warrant holders do not have the rights or privileges of holders of common stock and any voting rights until they exercise their Warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the Warrants, each holder will be entitled to one vote for each share of common stock held of record on all matters to be voted on by our stockholders.

No Public Warrants will be exercisable unless at the time of exercise a prospectus relating to common stock issuable upon exercise of the Warrants is current and available throughout the 30-day redemption period and the common stock has been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the Warrants.

No fractional shares of common stock will be issued upon exercise of the Public Warrants. If, upon exercise of the Warrants, a holder would be entitled to receive a fractional interest in a share of common stock, the Company will, upon exercise, round up to the nearest whole number the number of shares of common stock to be issued to the Warrant holder.

Sponsor Warrants

The Sponsor purchased an aggregate of 4,000,000 Sponsor Warrants from the Company at a price of $0.75 per Warrant in a private placement completed on April 12, 2011. In addition, on April 8, 2013, the Company issued to the Company's Executive Chairman and a significant stockholder Sponsor Warrants exercisable for a total of 1,066,666 shares of the Company’s common stock. These Warrants were issued upon the conversion by each of the parties of a Promissory Note issued by the Company to the Sponsor and in the aggregate principal amount of $800,000, which Promissory Note was subsequently assigned by the Sponsor to the Executive Chairman and significant stockholder in the aggregate principal amount of $400,000 each. The conversion price of the Promissory Notes was $0.75 per Warrant. The Sponsor Warrants (including the shares of our common stock issuable upon exercise of the Sponsor Warrants) were not transferable, assignable or salable (other than to the Company’s officers and directors and other persons or entities affiliated with the Sponsor) until May 8, 2013, and they will not be redeemable by the Company so long as they are held by the Sponsor or its permitted transferees. Otherwise, the Sponsor Warrants have terms and provisions that are identical to the Public Warrants, except that such Sponsor Warrants may be exercised by the holders on a cashless basis. If the Sponsor Warrants are held by holders other than the Sponsor or its permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants. The Sponsor Warrants expire on April 8, 2018.